Inventories, Net - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories, Net [Abstract]
Raw materials	$ 1,117	$ 1,655
Finished goods	1,681	1,909
Less: write-down of obsolete inventories	(1,486)	(1,381)	$ (748)
Total inventories	$ 1,312	$ 2,183